Debt and Capital Structure - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Debt Premiums (Discounts), Net, and Transaction Costs	$ (5)	$ 64
Long-Term Debt	11,032	7,534
Less: Current Portion	0	192
Long-Term Debt	11,032	7,342
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	11,037	7,470
Long-Term Debt | Committed Credit Facility
Disclosure of detailed information about borrowings [line items]
Committed Credit Facility	0	0
Long-Term Debt | Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Term Loan Facility	2,700	0
Total Debt Principal, (CAD equivalent)	2,700
Long-Term Debt | U.S. Dollar Denominated Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	5,887	5,470
Long-Term Debt | Canadian Dollar Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 2,450	$ 2,000